SEGMENT INFORMATION - Total Assets of Continuing Operations (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 676,381	$ 759,172
Operating Segments
Segment Reporting Information [Line Items]
Total assets	145,438	174,697
Operating Segments | Supply Chain
Segment Reporting Information [Line Items]
Total assets	101,160	138,775
Corporate
Segment Reporting Information [Line Items]
Total assets	$ 44,278	$ 35,922